Related Party Disclosures - Schedule of Compensation to Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Compensation of directors:
Compensation to key management personnel	$ 12,702	$ 11,312
Compensation of directors [Member]
Compensation of directors:
Compensation to key management personnel	1,409	1,169
Compensation of directors [Member] | Directors’ fees [Member]
Compensation of directors:
Compensation to key management personnel	836	734
Compensation of directors [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation to key management personnel	573	435
Compensation of key management personnel [Member]
Compensation of directors:
Compensation to key management personnel	11,293	10,143
Compensation of key management personnel [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation to key management personnel	2,592	2,511
Compensation of key management personnel [Member] | Salaries and benefits and consulting fees [Member]
Compensation of directors:
Compensation to key management personnel	$ 8,701	$ 7,632